Other Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Payable [Abstract]
Schedule of other payable
M/s Brooge International Advisory LLC	74,253,965	74,253,965
	74,253,965	74,253,965

M/s Brooge International Advisory LLC	74,253,965	74,253,965
	74,253,965	74,253,965

M/s Brooge International Advisory LLC (Note 32)	74,253,965	73,453,606
	74,253,965	73,453,606

M/s Brooge International Advisory LLC	73,453,606	57,794,495
	73,453,606	57,794,495

M/s Brooge International Advisory LLC	57,794,495	27,854,947
	57,794,495	27,854,947